FINANCING RECEIVABLES, NET - Additional Information (Details)	Dec. 31, 2022	Dec. 31, 2021
Financing receivables, net
Allowance for credit losses as a percentage of gross finance receivables (net of unearned income)	17.28%	15.61%
Delinquency rate (as a percent)	22.52%	24.20%
Property transaction related business
Financing receivables, net
Average credit loss rate (as a percent)	15.50%
Non-property transaction related business
Financing receivables, net
Average credit loss rate (as a percent)	42.95%